Related party disclosures - Summary of Options Granted to Managing Director and Supervisory Directors (Detail)	12 Months Ended
Dec. 31, 2025 shares $ / shares
Performance Based Options [Member] | Harpreet Singh [Member]
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Harpreet Singh
Type of option	Performance-based options
Grant date	June 30, 2020
Number of Options | shares	1,598,000
Strike Price in USD | $ / shares	$ 10
Expiration date	Jun. 30, 2030
Service Options [Member] | Harpreet Singh [Member]
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Harpreet Singh
Type of option	Service options
Grant date	June 30, 2020
Number of Options | shares	168,000
Strike Price in USD | $ / shares	$ 10
Expiration date	Jun. 30, 2030
Service Options [Member] | Peter Chambre [Member]
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Peter Chambré
Type of option	Service options
Grant date	June 30, 2020
Number of Options | shares	25,000
Strike Price in USD | $ / shares	$ 10
Expiration date	Jun. 30, 2030
Service Options [Member] | Adam Stone [Member]
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Adam Stone
Type of option	Service options
Grant date	June 30, 2020
Number of Options | shares	25,000
Strike Price in USD | $ / shares	$ 10
Expiration date	Jun. 30, 2030
Service Options [Member] | Heather L. Mason [Member]
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Heather L. Mason
Type of option	Service options
Grant date	June 30, 2020
Number of Options | shares	25,000
Strike Price in USD | $ / shares	$ 10
Expiration date	Jun. 30, 2030
Service Options [Member] | Michael G. Atieh [Member]
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Michael G. Atieh
Type of option	Service options
Grant date	June 30, 2020
Number of Options | shares	25,000
Strike Price in USD | $ / shares	$ 10
Expiration date	Jun. 30, 2030
Service Options [Member] | Paul Carter [Member]
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Paul Carter
Type of option	Service options
Grant date	June 30, 2020
Number of Options | shares	25,000
Strike Price in USD | $ / shares	$ 10
Expiration date	Jun. 30, 2030
Service Options [Member] | Eliot Forster [Member]
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Eliot Forster
Type of option	Service options
Grant date	September 14, 2020
Number of Options | shares	25,000
Strike Price in USD | $ / shares	$ 9.16
Expiration date	Sep. 13, 2030
Service Options [Member] | Mathias Hothum [Member]
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Mathias Hothum
Type of option	Service options
Grant date	June 27, 2023
Number of Options | shares	25,000
Strike Price in USD | $ / shares	$ 11.41
Expiration date	Jun. 27, 2033
Service Options [Member] | Alise Reicin [Member]
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Alise Reicin
Type of option	Service options
Grant date	July 29, 2024
Number of Options | shares	60,000
Strike Price in USD | $ / shares	$ 12.08
Expiration date	Jun. 29, 2034
Service Options One [Member] | Harpreet Singh [Member]
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Harpreet Singh
Type of option	Service options
Grant date	December 17, 2020
Number of Options | shares	168,000
Strike Price in USD | $ / shares	$ 9.7
Expiration date	Dec. 17, 2030
Service Options One [Member] | Peter Chambre [Member]
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Peter Chambré
Type of option	Service options
Grant date	December 9, 2021
Number of Options | shares	15,000
Strike Price in USD | $ / shares	$ 11
Expiration date	Dec. 09, 2031
Service Options One [Member] | Adam Stone [Member]
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Adam Stone
Type of option	Service options
Grant date	December 9, 2021
Number of Options | shares	15,000
Strike Price in USD | $ / shares	$ 11
Expiration date	Dec. 09, 2031
Service Options One [Member] | Heather L. Mason [Member]
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Heather L. Mason
Type of option	Service options
Grant date	December 9, 2021
Number of Options | shares	15,000
Strike Price in USD | $ / shares	$ 11
Expiration date	Dec. 09, 2031
Service Options One [Member] | Michael G. Atieh [Member]
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Michael G. Atieh
Type of option	Service options
Grant date	December 9, 2021
Number of Options | shares	15,000
Strike Price in USD | $ / shares	$ 11
Expiration date	Dec. 09, 2031
Service Options One [Member] | Paul Carter [Member]
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Paul Carter
Type of option	Service options
Grant date	December 9, 2021
Number of Options | shares	15,000
Strike Price in USD | $ / shares	$ 11
Expiration date	Dec. 09, 2031
Service Options One [Member] | Eliot Forster [Member]
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Eliot Forster
Type of option	Service options
Grant date	December 9, 2021
Number of Options | shares	15,000
Strike Price in USD | $ / shares	$ 11
Expiration date	Dec. 09, 2031
Service Options One [Member] | Mathias Hothum [Member]
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Mathias Hothum
Type of option	Service options
Grant date	June 25, 2024
Number of Options | shares	40,000
Strike Price in USD | $ / shares	$ 12
Expiration date	Jun. 25, 2034
Service Options One [Member] | Alise Reicin [Member]
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Alise Reicin
Type of option	Service options
Grant date	June 24, 2025
Number of Options | shares	41,500
Strike Price in USD | $ / shares	$ 5.44
Expiration date	Jun. 24, 2035
Service Options Two [Member] | Harpreet Singh [Member]
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Harpreet Singh
Type of option	Service options
Grant date	December 9, 2021
Number of Options | shares	168,000
Strike Price in USD | $ / shares	$ 11
Expiration date	Dec. 09, 2031
Service Options Two [Member] | Peter Chambre [Member]
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Peter Chambré
Type of option	Service options
Grant date	June 14, 2022
Number of Options | shares	25,000
Strike Price in USD | $ / shares	$ 7.94
Expiration date	Jun. 14, 2032
Service Options Two [Member] | Adam Stone [Member]
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Adam Stone
Type of option	Service options
Grant date	June 14, 2022
Number of Options | shares	25,000
Strike Price in USD | $ / shares	$ 7.94
Expiration date	Jun. 14, 2032
Service Options Two [Member] | Heather L. Mason [Member]
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Heather L. Mason
Type of option	Service options
Grant date	June 14, 2022
Number of Options | shares	25,000
Strike Price in USD | $ / shares	$ 7.94
Expiration date	Jun. 14, 2032
Service Options Two [Member] | Michael G. Atieh [Member]
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Michael G. Atieh
Type of option	Service options
Grant date	June 14, 2022
Number of Options | shares	25,000
Strike Price in USD | $ / shares	$ 7.94
Expiration date	Jun. 14, 2032
Service Options Two [Member] | Paul Carter [Member]
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Paul Carter
Type of option	Service options
Grant date	June 14, 2022
Number of Options | shares	25,000
Strike Price in USD | $ / shares	$ 7.94
Expiration date	Jun. 14, 2032
Service Options Two [Member] | Eliot Forster [Member]
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Eliot Forster
Type of option	Service options
Grant date	June 14, 2022
Number of Options | shares	25,000
Strike Price in USD | $ / shares	$ 7.94
Expiration date	Jun. 14, 2032
Service Options Two [Member] | Mathias Hothum [Member]
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Mathias Hothum
Type of option	Service options
Grant date	June 24, 2025
Number of Options | shares	41,500
Strike Price in USD | $ / shares	$ 5.44
Expiration date	Jun. 24, 2035
Service Options Three [Member] | Harpreet Singh [Member]
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Harpreet Singh
Type of option	Service options
Grant date	June 14, 2022
Number of Options | shares	135,000
Strike Price in USD | $ / shares	$ 7.94
Expiration date	Jun. 14, 2032
Service Options Three [Member] | Peter Chambre [Member]
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Peter Chambré
Type of option	Service options
Grant date	June 27, 2023
Number of Options | shares	25,000
Strike Price in USD | $ / shares	$ 11.41
Expiration date	Jun. 27, 2033
Service Options Three [Member] | Adam Stone [Member]
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Adam Stone
Type of option	Service options
Grant date	June 27, 2023
Number of Options | shares	25,000
Strike Price in USD | $ / shares	$ 11.41
Expiration date	Jun. 27, 2033
Service Options Three [Member] | Heather L. Mason [Member]
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Heather L. Mason
Type of option	Service options
Grant date	June 27, 2023
Number of Options | shares	25,000
Strike Price in USD | $ / shares	$ 11.41
Expiration date	Jun. 27, 2033
Service Options Three [Member] | Michael G. Atieh [Member]
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Michael G. Atieh
Type of option	Service options
Grant date	June 27, 2023
Number of Options | shares	25,000
Strike Price in USD | $ / shares	$ 11.41
Expiration date	Jun. 27, 2033
Service Options Three [Member] | Paul Carter [Member]
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Paul Carter
Type of option	Service options
Grant date	June 27, 2023
Number of Options | shares	25,000
Strike Price in USD | $ / shares	$ 11.41
Expiration date	Jun. 27, 2033
Service Options Three [Member] | Eliot Forster [Member]
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Eliot Forster
Type of option	Service options
Grant date	June 27, 2023
Number of Options | shares	25,000
Strike Price in USD | $ / shares	$ 11.41
Expiration date	Jun. 27, 2033
Service Options Four [Member] | Harpreet Singh [Member]
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Harpreet Singh
Type of option	Service options
Grant date	December 13, 2022
Number of Options | shares	388,000
Strike Price in USD | $ / shares	$ 9.75
Expiration date	Dec. 13, 2032
Service Options Four [Member] | Peter Chambre [Member]
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Peter Chambré
Type of option	Service options
Grant date	June 25, 2024
Number of Options | shares	40,000
Strike Price in USD | $ / shares	$ 12
Expiration date	Jun. 25, 2034
Service Options Four [Member] | Adam Stone [Member]
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Adam Stone
Type of option	Service options
Grant date	June 25, 2024
Number of Options | shares	40,000
Strike Price in USD | $ / shares	$ 12
Expiration date	Jun. 25, 2034
Service Options Four [Member] | Heather L. Mason [Member]
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Heather L. Mason
Type of option	Service options
Grant date	June 25, 2024
Number of Options | shares	40,000
Strike Price in USD | $ / shares	$ 12
Expiration date	Jun. 25, 2034
Service Options Four [Member] | Michael G. Atieh [Member]
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Michael G. Atieh
Type of option	Service options
Grant date	June 25, 2024
Number of Options | shares	40,000
Strike Price in USD | $ / shares	$ 12
Expiration date	Jun. 25, 2034
Service Options Four [Member] | Paul Carter [Member]
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Paul Carter
Type of option	Service options
Grant date	June 25, 2024
Number of Options | shares	40,000
Strike Price in USD | $ / shares	$ 12
Expiration date	Jun. 25, 2034
Service Options Four [Member] | Eliot Forster [Member]
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Eliot Forster
Type of option	Service options
Grant date	June 25, 2024
Number of Options | shares	40,000
Strike Price in USD | $ / shares	$ 12
Expiration date	Jun. 25, 2034
Service Options Five [Member] | Harpreet Singh [Member]
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Harpreet Singh
Type of option	Service options
Grant date	December 5, 2023
Number of Options | shares	390,000
Strike Price in USD | $ / shares	$ 9.06
Expiration date	Dec. 05, 2033
Service Options Five [Member] | Peter Chambre [Member]
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Peter Chambré
Type of option	Service options
Grant date	June 24, 2025
Number of Options | shares	41,500
Strike Price in USD | $ / shares	$ 5.44
Expiration date	Jun. 24, 2035
Service Options Five [Member] | Adam Stone [Member]
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Adam Stone
Type of option	Service options
Grant date	June 24, 2025
Number of Options | shares	41,500
Strike Price in USD | $ / shares	$ 5.44
Expiration date	Jun. 24, 2035
Service Options Five [Member] | Heather L. Mason [Member]
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Heather L. Mason
Type of option	Service options
Grant date	June 24, 2025
Number of Options | shares	41,500
Strike Price in USD | $ / shares	$ 5.44
Expiration date	Jun. 24, 2035
Service Options Five [Member] | Michael G. Atieh [Member]
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Michael G. Atieh
Type of option	Service options
Grant date	une 24, 2025
Number of Options | shares	41,500
Strike Price in USD | $ / shares	$ 5.44
Expiration date	Jun. 24, 2035
Service Options Five [Member] | Paul Carter [Member]
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Paul Carter
Type of option	Service options
Grant date	June 24, 2025
Number of Options | shares	41,500
Strike Price in USD | $ / shares	$ 5.44
Expiration date	Jun. 24, 2035
Service Options Five [Member] | Eliot Forster [Member]
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Eliot Forster
Type of option	Service options
Grant date	June 24, 2025
Number of Options | shares	41,500
Strike Price in USD | $ / shares	$ 5.44
Expiration date	Jun. 24, 2035
Service Options Six [Member] | Harpreet Singh [Member]
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Harpreet Singh
Type of option	Service options
Grant date	December 3, 2024
Number of Options | shares	300,000
Strike Price in USD | $ / shares	$ 8.06
Expiration date	Dec. 03, 2034
Matching Stock Options [Member] | Harpreet Singh [Member]
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Harpreet Singh
Type of option	Matching Stock options
Grant date	June 30, 2020
Number of Options | shares	264,624
Strike Price in USD | $ / shares	$ 10
Expiration date	Jun. 30, 2030
Matching Stock Options [Member] | Peter Chambre [Member]
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Peter Chambré
Type of option	Matching Stock options
Grant date	June 30, 2020
Number of Options | shares	211,974
Strike Price in USD | $ / shares	$ 10
Expiration date	Jun. 30, 2030
Converted Stock options [Member] | Harpreet Singh [Member]
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Harpreet Singh
Type of option	Converted Stock options
Grant date	June 30, 2020
Number of Options | shares	30,939
Strike Price in USD | $ / shares	$ 1.06
Expiration date	Jul. 01, 2027
Converted Stock options One [Member] | Harpreet Singh [Member]
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Harpreet Singh
Type of option	Converted Stock options
Grant date	June 30, 2020
Number of Options | shares	145,371
Strike Price in USD | $ / shares	$ 1.17
Expiration date	Jan. 01, 2028